Other Net Operating Results (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Other Operating Results Net [abstract]
Lawsuits		$ (30)	$ (93)	$ (31)
Export Increase Program	[1]	19	76	149
Result from sale of assets	[2]	219	6
Result from changes in fair value of assets held for sale	[3]	(418)	(260)
Provision for severance indemnities	[3]	(45)	(74)
Provision for operating optimizations	[3]	(87)	(266)
Provision for obsolescence of materials and equipment	[3]	(247)
Result from revaluation of companies	[4]	45
Result from sale of companies	[4]	335
Insurance			5
Miscellaneous		(121)	(3)	34
Other operating results, net		$ (330)	$ (609)	$ 152

[1]	See Note 35.j).
[2]	See Notes 11.a) and 11.b).
[3]	See Note 11.a).
[4]	See Note 3.